Equity-accounted investees - Additional information (Details) € in Millions										3 Months Ended		5 Months Ended	12 Months Ended
	Jun. 07, 2022	Mar. 24, 2022 USD ($)	Sep. 15, 2020 USD ($)	Nov. 19, 2019 USD ($)	Nov. 19, 2019	Nov. 19, 2019 vessel	Nov. 19, 2019 suezmax_tanker_vessel_type	Jun. 29, 2018 USD ($)	Mar. 29, 2018 USD ($) vessel	Jun. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jun. 06, 2022 joint_venture	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) tons	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 EUR (€)	Jun. 21, 2022	Dec. 31, 2021 EUR (€)	Sep. 30, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 07, 2018 USD ($)	Jun. 06, 2017 EUR (€)
Disclosure of joint ventures [line items]
Number of joint venture companies | tons														2
Borrowings													$ 1,696,280,000	$ 1,712,180,000	$ 1,273,413,000
Payments to acquire vessel				$ 40,600,000
Gains on disposal of vessels/other tangible assets													96,160,000	15,068,000	22,728,000
Commitments in relation to joint ventures													0	0	0
Proceeds from the sale of vessels (Note 8)													356,730,000	55,844,000	$ 78,075,000
TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired	50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired	50.00%																	50.00%
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Sale price			$ 20,100,000
Gains on disposal of vessels/other tangible assets											$ 800,000
Vessels | Suezmax Bari
Disclosure of joint ventures [line items]
Sale price		$ 21,300,000
Gains on sale of vessel										$ 6,600,000
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Number of joint venture companies | joint_venture												2
Proportion of ownership interest in joint venture	50.00%
Joint ventures
Disclosure of joint ventures [line items]
Borrowings													$ 0	$ 39,437,000
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture					50.00%
Number of vessels acquired						1	2
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture													50.00%	50.00%	50.00%
Related party expenses, management fees													$ 121,800	$ 163,000
Bari and Bastia chartering desk
Disclosure of joint ventures [line items]
Related party income, administrative services													$ 177,586	$ 285,476
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture												50.00%	50.00%	50.00%	50.00%
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional Value																					$ 220,000,000		$ 200,000,000
Senior Secured Loans | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value									$ 220,000,000
Number of vessels refinanced | vessel									2
Borrowing costs recognised as expense									$ 2,200,000
Term Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value									110,000,000
Revolving Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value									110,000,000
Treasury Notes
Disclosure of joint ventures [line items]
Notional Value | €																				€ 50.0		€ 150.0		€ 50.0
Borrowings													$ 50,700,000	$ 104,000,000			€ 47.5		€ 91.8
Interest rate swaps
Disclosure of joint ventures [line items]
Derivative notional amount													$ 411,800,000
Interest rate swaps | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value									$ 220,000,000
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount								$ 208,800,000								$ 208,800,000
Percent ownership in derivative								50.00%								50.00%